Net debt - Reconciliation of net cash flow to movement in net debt (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018		Mar. 31, 2017	Mar. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
(Decrease)/increase in cash and cash equivalents	£ (80)	£ (807)	[1]	£ 984
(Decrease)/increase in financial investments	(822)	(5,953)		5,675
(Increase)/decrease in borrowings and related derivatives	(708)	1,209		(3,715)
Net interest paid on the components of net debt2	866	808		1,955
Change in debt resulting from cash flows	(744)	(4,743)		4,899
Changes in fair value of financial assets and liabilities and exchange movements	(1,648)	2,098		(2,273)
Net interest charge on the components of net debt	(1,076)	(1,017)		(2,401)
Disposal of UK Gas Distribution	0	0		5,890
Other non-cash movements	(27)	(66)		(64)
Movement in net debt (net of related derivative financial instruments) in the year	(3,495)	(3,728)		6,051
Net debt (net of related derivative financial instruments) at start of year	(23,002)	(19,274)		(25,325)
Impact of transition to IFRS 9		(32)		0	£ 0
Net debt (net of related derivative financial instruments) at end of year	£ (26,529)	£ (23,002)		£ (19,274)

[1]	Comparatives for 2018 only have been re-presented to reflect the classification of our retained interest in Quadgas HoldCo Limited as a discontinued operation in the current period (see note 1C and note 10).